Consolidated Statements of Financial Positions - USD ($) $ in Thousands		Oct. 31, 2024	Oct. 31, 2023
ASSETS
Property, plant and equipment		$ 274,448	$ 69,592
Intangible assets		119,255	279
Financial assets at FVTPL	[1]	24,676	288
Interests in joint ventures			16,775
Total non-current assets		418,379	86,934
Current assets:
Accounts receivable		6,645	934
Prepayments, deposits and other receivables		2,666	35,827
Financial assets at FVTPL		12,123	5,723
Pledged bank deposits		33,000
Fiduciary bank balances		709	913
Cash and cash equivalents		27,861	134,843
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		84,552	373,518
Assets classified as held for sale			77,045
Total current assets		84,552	450,563
Total assets		502,931	537,497
Current liabilities:
Clients’ monies held on trust			814
Accounts payable		1,590	69
Other payables and accruals		10,000	18,914
Bank borrowings		83,374	65,565
Contract liabilities		1,184
Income tax payable		2,602	2,638
Current liabilities other than liabilities included in disposal groups classified as held for sale		162,643	141,389
Liabilities associated with assets classified as held for sale			17,912
Total current liabilities		162,643	159,301
Non-current liabilities:
Bank borrowings		174,224
Provision for replacement of hotel properties		1,653
Deferred tax liability		5,652
Total non-current liabilities		181,529
Total liabilities		344,172	159,301
Capital and reserves:
Share capital		8	8
Treasury shares		(635,233)	(52,235)
Reserves		653,695	439,190
Equity attributable to owners of the Company		18,470	386,963
Non-controlling interests		140,289	(8,767)
Total equity		158,759	378,196
Total equity and liabilities		502,931	537,497
Subsidaries
Current assets:
Amount due from AMTD Group (as defined in note 1)		1,548	195,278
Current liabilities:
Amounts due to non-controlling shareholders		$ 63,893	$ 53,389

[1]	The Company classified certain equity securities as non-current when these equity securities are held for long-term purposes and would realize their performance potential in the long run.